                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:        811-21326

Exact Name of Registrant
(as specified in charter):   Cohen & Steers REIT and Preferred Income Fund, Inc.

Address of Principal Executive Office:     757 Third Avenue
                                           New York, NY 10017

Name and address of agent for service:     John E. McLean
                                           757 Third Avenue
                                           New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD(a)
                                                ----------   --------------   ------------
  COMMON STOCK                         83.36%(b)
    DIVERSIFIED                         6.75%
         Capital Trust -- Class A.............      97,400   $    3,231,732       6.63%
         Colonial Properties Trust............     300,000       11,523,000       7.03
         Crescent Real Estate Equities Co.....   1,064,000       17,385,760       9.18
         iStar Financial......................     990,000       40,768,200       7.12
         Vornado Realty Trust.................     239,100       16,562,457       4.39
                                                             --------------
                                                                 89,471,149
                                                             --------------
    HEALTH CARE                        12.45%
         Health Care Property Investors(c)....   2,819,500       66,173,665       7.08
         Healthcare Realty Trust..............     199,200        7,258,848       7.14
         Health Care REIT.....................   1,745,600       55,859,200       7.50
         Nationwide Health Properties.........   1,362,200       27,530,062       7.32
         Ventas...............................     335,000        8,361,600       5.77
                                                             --------------
                                                                165,183,375
                                                             --------------
    HOTEL                               2.02%
         Hospitality Properties Trust.........     545,200       22,015,176       7.13
         Strategic Hotel Capital..............     323,800        4,759,860       5.99
                                                             --------------
                                                                 26,775,036
                                                             --------------
    INDUSTRIAL                          3.72%
         First Industrial Realty Trust........   1,303,400       49,307,622       7.35
                                                             --------------
    MORTGAGE                            2.53%
         Newcastle Investment Corp............   1,135,074       33,598,190       8.45
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets applicable to common shares of the fund.
(c) 75,000 shares segregated as collateral for interest rate swap transactions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
    OFFICE                             24.37%
         Arden Realty.........................   1,488,700   $   50,392,495       5.97%
         Brandywine Realty Trust..............     787,800       22,373,520       6.20
         CarrAmerica Realty Corp..............     942,300       29,729,565       6.34
         CRT Properties.......................     290,000        6,316,200       6.43
         Equity Office Properties Trust.......   2,533,300       76,328,329       6.64
         Highwoods Properties.................     910,200       24,411,564       6.34
         HRPT Properties Trust................   1,406,100       16,746,651       7.05
         Mack-Cali Realty Corp................   1,199,500       50,798,825       5.95
         Maguire Properties...................   1,286,100       30,712,068       6.70
         Prentiss Properties Trust............     374,900       12,806,584       6.56
         Reckson Associates Realty Corp.......      87,500        2,686,250       5.53
                                                             --------------
                                                                323,302,051
                                                             --------------
    OFFICE/INDUSTRIAL                   3.99%
         Liberty Property Trust...............   1,143,300       44,645,865       6.25
         Mission West Properties..............     778,800        8,255,280       6.04
                                                             --------------
                                                                 52,901,145
                                                             --------------
    RESIDENTIAL -- APARTMENT           13.55%
         AMLI Residential Properties Trust....     590,400       16,171,056       7.01
         Archstone-Smith Trust................   1,941,500       66,224,565       5.04
         Camden Property Trust................     581,800       27,362,054       5.40
         Education Realty Trust(a)............     368,800        6,133,144         --
         GMH Communities Trust................     604,200        7,075,182       7.77
         Gables Residential Trust.............   1,186,100       39,497,130       7.24
         Mid-America Apartment Communities....     349,000       12,738,500       6.41
         Town & Country Trust.................     173,400        4,586,430       6.50
                                                             --------------
                                                                179,788,061
                                                             --------------
    SELF STORAGE                        1.08%
         Sovran Self Storage..................     222,200        8,805,786       6.11
         U-Store-It Trust(a)..................     315,800        5,494,920         --
                                                             --------------
                                                                 14,300,706
                                                             --------------


-------------
(a) Nonincome producing security.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
    SHOPPING CENTER                     12.90%
       COMMUNITY CENTER                  8.24%
         Cedar Shopping Centers...............     400,000   $    5,696,000       6.32%
         Heritage Property Investment Trust...   2,002,300       59,428,264       7.08
         New Plan Excel Realty Trust..........   1,340,500       33,659,955       6.57
         Ramco-Gershenson Properties Trust....     390,000       10,588,500       6.45
                                                             --------------
                                                                109,372,719
                                                             --------------
       REGIONAL MALL                     4.66%
         Glimcher Realty Trust................   2,121,600       50,281,920       8.11
         Macerich Co..........................     215,200       11,465,856       4.88
                                                             --------------
                                                                 61,747,776
                                                             --------------
         TOTAL SHOPPING CENTER................                  171,120,495
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $916,539,030).........                1,105,747,830
                                                             --------------
  PREFERRED SECURITIES -- $25 PAR VALUE 26.34%
    AUTOMOTIVE                           0.26%
         DaimlerChrysler, 7.25% (CBTCS).......      26,008          642,658       7.34
         DaimlerChrysler, 7.50% (CBTCS).......      38,800          956,032       7.61
         Ford Motor Co., 8.00% (CORTS)........      80,000        1,907,200       8.39
                                                             --------------
                                                                  3,505,890
                                                             --------------
    BANK                                 2.64%
         ASBC Capital I, 7.625%, Series A
            (TOPrS)...........................      75,500        1,978,100       7.28
         Cobank ACB, 7.00%, 144A(a)...........     200,000       10,476,000       6.68
         Colonial Capital Trust IV, 7.875%....     390,000       10,062,000       7.63
         Countrywide Capital IV, 6.75%........      71,100        1,786,032       6.73
         First Republic Bank, 6.70%...........     200,000        5,060,000       6.65
         Fleet Capital Trust VIII, 7.20%
            Series............................      87,900        2,268,699       6.97
         HSBC USA, Series F...................      96,000        2,400,000       3.85
         Old Second Bancorp Capital Trust I,
            7.80%.............................      90,000          949,050       7.50
                                                             --------------
                                                                 34,979,881
                                                             --------------

------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
    BANK -- FOREIGN                     1.35%
         Abbey National PLC, 7.375%, Series
            B.................................     105,700   $    2,822,190       6.91%
         Abbey National PLC, 7.375%, Series
            C.................................     493,264       12,923,517       7.05
         Northern Rock, 8.00%, Series.........      30,000          752,589       7.97
         Royal Bank of Scotland Group, 7.25%,
            Series H..........................      55,600        1,411,684       7.14
                                                             --------------
                                                                 17,909,980
                                                             --------------
    ELECTRIC -- INTEGRATED              1.49%
         DTE Energy Trust II, 7.50%, due
            6/01/44, Series...................      55,200        1,457,280       7.10
         Energy East Capital Trust I, 8.25%...      61,000        1,598,200       7.87
         Enterprise Capital Trust, 7.44%......     116,000        2,905,800       7.43
         NVP Capital III, 7.75%, due 9/30/38,
            Series............................      81,900        2,037,672       7.79
         NVP Capital I, 8.20%, due 3/31/37,
            Series A (QUIPS)..................       2,600           64,688       8.24
         Northern States Power Co., 8.00%,
            Notes (PINES).....................      41,700        1,116,309       7.47
         PSEG Funding Trust II, 8.75%
            Series............................     199,900        5,481,258       7.98
         Puget Sound Energy Capital Trust II,
            8.40% (TOPrS).....................      70,800        1,811,772       8.21
         Southern California Edison, 7.23%,
            due 4/30/07, Series M.............      12,300        1,241,378       7.16
         Virginia Power Capital Trust II,
            7.375%, (TruPS)...................      79,761        2,085,750       7.05
                                                             --------------
                                                                 19,800,107
                                                             --------------
    FINANCE                             1.38%
         MBNA Capital, 8.125%, Series D
            (TruPS)...........................     234,100        5,971,891       7.96
         MBNA Capital, 8.10%, Series E
            (TOPrs)...........................     166,300        4,293,866       7.84
         Merrill Lynch & Co., Series 1
            (FRN).............................     320,000        8,102,400       3.59
                                                             --------------
                                                                 18,368,157
                                                             --------------
    GAS -- DISTRIBUTION                 3.57%
         Dominion CNG Capital, 8.40%..........      78,700        2,054,070       7.47
         Laclede Capital Trust I, 7.70%
            (TOPrS)...........................      56,300        1,517,285       7.14
         Southern Union Co., 7.55%, Series
            C.................................   1,040,000       27,778,400       7.07
         Southwest Gas Capital Trust II,
            7.70%.............................     600,000       15,960,000       7.26
                                                             --------------
                                                                 47,309,755
                                                             --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
    INSURANCE                           2.85%
       LIFE/HEALTH INSURANCE            0.20%
         Lincoln National Capital V, 7.65%,
            Series E (TruPS)..................      63,700   $    1,635,816       7.45%
         Torchmark Capital Trust I, 7.75%.....      41,000        1,065,590       7.45
                                                             --------------
                                                                  2,701,406
                                                             --------------
       MULTI-LINE                       0.79%
         ING Groep NV, 7.05% Series...........     241,600        6,199,456       6.87
         ING Groep NV, 7.20% Series...........     165,700        4,281,688       6.97
                                                             --------------
                                                                 10,481,144
                                                             --------------
       PROPERTY/CASUALTY                1.01%
         ACE Ltd., 7.80%, Series C............     389,300       10,125,693       7.50
         St. Paul Capital Trust I, 7.60%
            (TruPS)...........................     125,130        3,198,323       7.43
                                                             --------------
                                                                 13,324,016
                                                             --------------
       REINSURANCE                      0.17%
         Everest Re Capital Trust II, 6.20%,
            Series B..........................     100,000        2,291,000       6.77
                                                             --------------
       REINSURANCE -- FOREIGN           0.68%
         PartnerRe Ltd., 6.75%, Series C......     206,500        5,162,500       6.75
         PartnerRe Ltd., 7.90%, Series D......      54,000        1,333,800       6.58
         RenaissanceRE Holdings Ltd., 8.10%,
            Series A..........................      30,900          805,872       7.76
         RenaissanceRE Holdings Ltd., 7.30%,
            Series B..........................      65,900        1,700,220       7.07
                                                             --------------
                                                                  9,002,392
                                                             --------------
         TOTAL INSURANCE......................                   37,799,958
                                                             --------------
    MEDIA                               1.73%
       CABLE TELEVISION                 0.91%
         Shaw Communications, 8.50%, Series B
            (COPrS)...........................     479,700       12,054,861       8.46
                                                             --------------
       DIVERSIFIED SERVICES             0.82%
         AOL Time Warner, 7.625%, Series A-1
            (CABCO)...........................     112,600        2,989,530       7.18
         Liberty Media Corp., 8.75% (CBTCS)...     198,500        5,051,825       8.60
         Liberty Media Corp., 8.75% (PPLUS)...     108,745        2,787,134       8.53
                                                             --------------
                                                                 10,828,489
                                                             --------------
         TOTAL MEDIA..........................                   22,883,350
                                                             --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)


                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
  OIL -- EXPLORATION                    1.19%
         Nexen, 7.35%, due 11/1/43,
            Series B..........................     608,660   $   15,800,814       7.08%
                                                             --------------
  REAL ESTATE                           7.75%
    DIVERSIFIED                         1.39%
         iStar Financial, 7.875%, Series E....     400,000       10,168,000       7.74
         iStar Financial, 7.80%, Series F.....     243,600        6,297,060       7.54
         iStar Financial, 7.65%, Series G.....      80,000        2,010,400       7.59
                                                             --------------
                                                                 18,475,460
                                                             --------------
    HEALTH CARE                         0.60%
         Health Care REIT, 7.875%, Series D...     100,000        2,505,000       7.86
         Health Care REIT, 7.625%, Series F...      10,000          250,000       7.62
         Omega Healthcare Investors, 8.375%,
            Series D..........................     200,000        5,200,000       8.05
                                                             --------------
                                                                  7,955,000
                                                             --------------
    HOTEL                               0.18%
         Innkeepers USA Trust, 8.00%,
            Series C..........................      93,500        2,346,850       7.97
                                                             --------------
    OFFICE                              1.91%
         Cousins Properties, 7.75%, Series
            A.................................     457,500       11,551,875       7.67
         Kilroy Realty Corp, 7.80%, Series
            E.................................     100,000        2,515,000       7.75
         Maguire Properties, 7.625%, Series
            A.................................     288,900        7,179,165       7.67
         SL Green Realty Corp., 7.625%, Series
            C.................................     100,000        2,535,000       7.55
         SL Green Realty Corp., 7.875%, Series
            D.................................      60,000        1,510,200       7.82
                                                             --------------
                                                                 25,291,240
                                                             --------------
    RESIDENTIAL -- APARTMENT            1.98%
         Apartment Investment and Management
            Co., 8.00%, Series T..............      93,700        2,315,327       8.09
         Apartment Investment and Management
            Co., 8.00%, Series V..............     101,000        2,519,950       8.02
         Apartment Investment & Management
            Co., 7.875%, Series Y.............     110,000        2,722,500       7.95
         Associated Estates Realty Corp.,
            8.70%, Series B...................      40,000        1,024,000       8.50
         Mid-America Apartment Communities,
            8.30%, Series H...................     690,600       17,748,420       8.07
                                                             --------------
                                                                 26,330,197
                                                             --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)


                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
    SHOPPING CENTER                     1.69%
       COMMUNITY CENTER                 0.30%
         Developers Diversified Realty Corp.,
            7.50%, Series I...................      47,800   $    1,205,038       7.44%
         Developers Diversified Realty Corp.,
            8.00%, Series G...................      38,700          999,621       7.74
         Saul Centers, 8.00%, Series A........      69,400        1,759,984       7.89
                                                             --------------
                                                                  3,964,643
                                                             --------------
       REGIONAL MALL                    1.39%
         Glimcher Realty Trust, 8.75%, Series
            F.................................     279,300        7,261,800       8.41
         Glimcher Realty Trust, 8.125%, Series
            G.................................     240,000        6,024,000       8.09
         Mills Corp., 8.75%, Series E.........     197,600        5,161,312       8.37
                                                             --------------
                                                                 18,447,112
                                                             --------------
         TOTAL SHOPPING CENTER................                   22,411,755
                                                             --------------
              TOTAL REAL ESTATE...............                  102,810,502
                                                             --------------
    TELECOMMUNICATION SERVICES          2.13%
         Centaur Funding Corp., 9.08%(a)......      13,908       17,851,210       7.07
         Telephone & Data Systems, 7.60%,
            Series A..........................     197,800        5,059,724       7.43
         United States Cellular Corp., 7.50%,
            due 6/15/34, Series...............     201,500        5,275,270       7.16
         Verizon South, 7.00%, Series F.......       3,300           84,018       6.87
                                                             --------------
                                                                 28,270,222
                                                             --------------
              TOTAL PREFERRED SECURITIES --$25
                PAR VALUE (Identified
                cost -- $343,899,156).........                  349,438,616
                                                             --------------


--------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)


                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
  PREFERRED SECURITIES -- CAPITAL TRUST 34.12%
    BANK                                 6.45%
         AgFirst Farm Credit Bank, 7.30%,
            due 10/14/49, 144A................  29,100,000   $   30,558,376       6.95%
         Astoria Capital Trust I, 9.75%, due
            11/1/29, Series B.................  13,500,000       16,140,600       8.15
         BankBoston Capital Trust II, 7.75%,
            due 12/15/26......................   1,500,000        1,604,948       7.24
         BT Preferred Capital Trust II,
            7.875%, due 2/25/27...............   1,000,000        1,089,923       7.23
         First Tennessee Bank, Series 144A....       2,000        2,005,000       0.10
         Great Western Financial Trust II,
            8.206%, due 2/1/27, Series A......   2,232,000        2,440,085       7.51
         Roslyn Preferred Trust FRN, 4.78%,
            due 4/1/32, 144A..................  10,000,000       10,050,000       5.74
         Roslyn Real Estate Asset Corp. FRN,
            4.813%, due 9/30/08, Series D.....         100       10,075,000       6.15
         Sky Financial Capital Trust I, 9.75%,
            due 5/1/30, Series B..............   3,000,000        3,554,100       7.88
         Webster Capital Trust I, 9.36%, due
            1/29/27, 144A.....................   7,300,000        8,079,669       8.46
                                                             --------------
                                                                 85,597,701
                                                             --------------
    BANK -- FOREIGN                      7.86%
         BNP Paribas Capital Trust V, 7.20%...  19,550,000       20,088,172       7.01
         CA Preferred Fund Trust, 7.00%
            (Eurobond)........................  25,200,000       25,797,492       6.84
         HBOS Capital Funding LP, 6.85%.......  23,000,000       23,464,830       6.71
         HSBC Capital Funding LP, 10.176%.....   9,680,000       14,915,718       6.60
         RBS Capital Trust B, 6.80%...........  19,700,000       20,032,733       6.69
                                                             --------------
                                                                104,298,945
                                                             --------------
    ELECTRIC -- INTEGRATED               2.58%
         Dominion Resources Capital Trust III,
            8.40%, due 1/15/31................  21,732,000       27,704,453       6.59
         DPL Capital Trust, 8.125%, due
            9/1/31............................   3,000,000        3,472,260       7.02
         Enterprise Capital Trust II, due
            6/30/28, Series B.................   3,000,000        2,986,815       3.80
                                                             --------------
                                                                 34,163,528
                                                             --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)


                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
    FINANCE                             4.92%
       CREDIT CARD                      0.51%
         MBNA Capital, 8.278%, due 12/1/26,
            Series A..........................   6,200,000   $    6,760,127       7.59%
                                                             --------------
       DIVERSIFIED FINANCIAL SERVICES   2.33%
         Old Mutual Capital Funding, 8.00%,
            due 5/29/49 (Eurobond)............  29,950,000       30,946,826       7.74
                                                             --------------
       INVESTMENT BANKER/BROKER         1.04%
         Chase Capital I, 7.67%, due
            12/1/06...........................   2,519,000        2,708,056       7.13
         JPM Capital Trust I, 7.54%, due
            1/15/27...........................   3,925,000        4,232,751       6.99
         JPM Capital Trust II, 7.95%, due
            2/27/07...........................   6,400,000        6,892,909       7.38
                                                             --------------
                                                                 13,833,716
                                                             --------------
       MORTGAGE LOAN/BROKER             1.04%
         Countrywide Capital III, 8.05%, due
            6/15/27, Series B (SKIS)..........  11,285,000       13,718,170       6.62
                                                             --------------
         TOTAL FINANCE........................                   65,258,839
                                                             --------------
    FOOD                                1.61%
         Dairy Farmers of America, 7.875%,
            144A(a)...........................     135,000       13,708,170       7.76
         Gruma S.A., 7.75%, due 12/29/49,
            144A(a)...........................   8,000,000        7,658,152       8.10
                                                             --------------
                                                                 21,366,322
                                                             --------------
    INSURANCE                           7.91%
       LIFE/HEALTH                      0.34%
         AmerUS Capital, 8.85%, due 2/1/27,
            Series A..........................   4,000,000        4,463,040       7.93
                                                             --------------
       MULTI-LINE                       6.55%
         AFC Capital Trust I, 8.207%, due
            02/03/27, Series B................  15,750,000       16,809,125       7.69
         AXA, 7.10%, due 5/29/49 (Eurobond)...  26,500,000       27,306,925       6.89
         GenAmerica Capital I, 8.525%, due
            6/30/27...........................  14,000,000       15,471,806       7.71
         USF&G Capital, 8.312%, due 7/1/46....   3,845,000        4,588,696       6.96
         Zurich Capital Trust I, 8.376%, due
            6/1/37............................  20,712,000       22,655,262       7.66
                                                             --------------
                                                                 86,831,814
                                                             --------------


-----------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)


                                                  NUMBER                      DIVIDEND
                                                OF SHARES        VALUE         YIELD
                                                ----------   --------------      -----
       PROPERTY/CASUALTY                1.02%
         W.R. Berkley Capital Trust, 8.197%,
            due 12/15/45......................  13,100,000   $   13,583,744       7.91%
                                                             --------------
         TOTAL INSURANCE......................                  104,878,598
                                                             --------------
    OIL COMPANY -- EXPLORATION AND
       PRODUCTION         0.83%
         Pemex Project Funding Master Trust,
            7.75%, due 9/29/49................  11,000,000       10,932,229       7.80
                                                             --------------
    PIPELINES                           1.96%
         K N Capital Trust I, 8.56%, due
            4/15/27 (TruPS)...................   9,513,000       10,657,052       7.64
         K N Capital Trust III, 7.63%, due
            4/15/28 (TruPS)...................  13,330,000       15,395,710       6.61
                                                             --------------
                                                                 26,052,762
                                                             --------------
              TOTAL PREFERRED SECURITIES --
                CAPITAL TRUST (Identified
                cost -- $439,585,577).........                  452,548,924
                                                             --------------

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CORPORATE BOND                         8.39%
  AUTOMOTIVE                           1.81%
         Ford Motor Co., 9.98%, due
            2/15/47..........................  $13,400,000       14,763,919
         General Motors Corp., 7.375%, due
            5/23/48..........................   11,377,000        9,173,082
                                                             --------------
                                                                 23,937,001
                                                             --------------
  CELLULAR TELECOMMUNICATIONS          0.08%
         Rogers Wireless Communications,
            8.00%, due 12/15/12, 144A........    1,000,000        1,032,500
                                                             --------------
  INSURANCE                            1.98%
         Liberty Mutual Insurance, 7.697%,
            due 10/15/97.....................   16,730,000       17,894,977
         Oil Casualty Insurance, 8.00%,
            due 9/15/34, 144A................    8,000,000        8,382,392
                                                             --------------
                                                                 26,277,369
                                                             --------------
  INVESTMENT BANKER/BROKER             1.33%
         NBP Capital Trust III, 7.375%, due
            10/29/49.........................   16,900,000       17,697,122
                                                             --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                 -----------   --------------
  MEDIA                                  0.82%
         Liberty Media Corp., 8.25%, due
            2/1/30.............................  $ 7,250,000   $    7,371,227
         Rogers Cable, 8.75%, due 5/1/32.......    3,000,000        3,495,000
                                                               --------------
                                                                   10,866,227
                                                               --------------
  MEDICAL -- HOSPITALS                   1.20%
         Columbia/HCA, 7.50%, due 11/15/95.....   16,534,000       15,946,778
                                                               --------------
  REAL ESTATE
    0.39%
         BF Saul Real Estate Investment Trust,
            7.50%, due 3/1/14, 144A............    5,000,000        5,212,500
                                                               --------------
  TELEPHONE -- INTEGRATED                0.78%
         Citizens Communications Co., 9.00%,
            due 8/15/31........................    9,925,000       10,371,625
                                                               --------------
              TOTAL CORPORATE BOND
                (Identified cost --
                $112,185,205)..................                   111,341,122
                                                               --------------
COMMERCIAL PAPER                         0.14%
         Prudential FDG Corp., 2.12%, due
            04/01/05 (Identified cost --
            $1,860,000)........................    1,860,000        1,860,000
                                                               --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                                                    VALUE
                                                                                --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,814,002,086)............................  152.35%                  $2,020,936,492(a)
OTHER ASSETS IN EXCESS OF LIABILITIES................    2.38%                      31,524,609
LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES:
  SERIES M7, SERIES T7, SERIES W7, SERIES F7
  (Equivalent to $25,000 per share based on 3,280
  shares outstanding per class), SERIES TH7
  (Equivalent to $25,000 per share based on 5,480
  shares outstanding), SERIES W28A, SERIES W28B,
  SERIES W28C (Equivalent to $25,000 per share based
  on 2,800 shares outstanding per class), AND
  SERIES TH28 (Equivalent to $25,000 per share based
  on 2,040 shares outstanding).......................  (54.73%)                   (726,000,000)
                                                       ------                   --------------
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to
  $27.49 per share based on 48,251,666 shares of
  capital stock outstanding).........................  100.00%                  $1,326,461,101
                                                       ------                   --------------
                                                       ------                   --------------

                      GLOSSARY OF PORTFOLIO ABBREVIATIONS

  CABCO           Corporate Asset Backed Corporation
  CBTCS           Corporate Backed Trust Certificates
  COPrS           Canadian Origin Preferred Securities
  CORTS           Corporate Backed Trust Securities
  FRN             Floating Rate Note
  PINES           Public Income Notes
  PPLUS           Preferred Plus Trust
  QUIPS           Quarterly Income Preferred Securities
  SKIS            Subordinated Capital Income Securities
  TOPrS           Trust Originated Preferred Securities
  TruPS           Trust Preferred Securities

-------------------
(a) At March 31, 2005, net unrealized appreciation was $206,934,406 based on cost for federal income tax purposes of $1,814,002,086. This consisted of aggregate gross unrealized appreciation on investments of $212,791,160 and aggregate gross unrealized depreciation on investments of $5,856,754.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap agreements with Merrill Lynch Derivative Products AG, UBS AG, and Royal Bank of Canada. Under the agreements the fund receives a floating rate and pays a respective fixed rate. The fund has segregated 75,000 shares of Health Care Property Investors as collateral for the interest rate swap transactions. Details of the swaps at March 31, 2005 are as follows:

                                  NOTIONAL                 FLOATING RATE(a)                         UNREALIZED
         COUNTERPARTY              AMOUNT     FIXED RATE   (RESET MONTHLY)    TERMINATION DATE     APPRECIATION
-------------------------------  -----------  ----------   ---------------   ------------------   --------------
Merrill Lynch Derivative
  Products AG..................  $43,625,000   3.3200%         2.850%          October 22, 2007     $  964,517
Merrill Lynch Derivative
  Products AG..................  $58,500,000   3.2075%         2.716%           October 2, 2008      2,208,310
Merrill Lynch Derivative
  Products AG..................  $20,000,000   3.4100%         2.800%          January 13, 2009        693,852
Royal Bank of Canada...........  $58,125,000   3.3980%         2.850%           August 25, 2007      1,043,532
Royal Bank of Canada...........  $43,250,000   3.4520%         2.820%        September 16, 2008      1,247,229
UBS AG.........................  $58,125,000   2.8325%         2.850%           August 25, 2006        852,341
UBS AG.........................  $58,125,000   3.9900%         1.840%           August 25, 2009      1,080,059
UBS AG.........................  $58,125,000   4.3975%         2.850%           August 25, 2010        395,467
UBS AG.........................  $58,125,000   4.5950%         2.850%           August 25, 2011         57,768
                                                                                                    ----------
                                                                                                    $8,543,075
                                                                                                    ----------
                                                                                                    ----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2005.

--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                       By:  /s/ Martin Cohen
    --------------------------------                ---------------------------------------
        Name: Robert H. Steers                          Name: Martin Cohen
        Title: Chairman, Secretary and                  Title: President, Treasurer
                principal executive officer                     and principal financial officer

        Date: May 27, 2005